Repurchase agreements and securities lending transactions accounted for as secured borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Class of Underlying Collateral) (Detail)
¥ in Billions
	Mar. 31, 2016 JPY (¥)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 16,833	[1]
Securities lending transactions	2,845	[1]
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	532
Securities lending transactions	1,891
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	15,781
Securities lending transactions	700
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	221
Securities lending transactions	27
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	141
Securities lending transactions	185
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	158
Securities lending transactions	¥ 42

[1]	Amounts exceeded the gross amounts recognized in Note 28 "Offsetting of financial assets and financial liabilities" by ¥633 billion, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.